Leases - Summary of Components of Lease Costs (Parenthetical) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Lessee Disclosure [Abstract]
Short-term lease cost	¥ 27.8	$ 194.7	¥ 218.0	¥ 274.0